UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011

	Shares		Value
		COMMON STOCK - 10.1%
		AEROSPACE/DEFENSE - 0.4%
	736	L-3 Communications Holdings, Inc.	$ 57,636

		AUTO MANUFACTURERS - 0.4%
	3,894	Ford Motor Co. *	58,060

		AUTO PARTS & EQUIPMENT - 0.4%
	1,074	TRW Automotive Holdings Corp. *	59,156

		BANKS - 0.8%
	4,328	Bank of America Corp.	57,692
	13,062	Citigroup, Inc. *	57,734
			115,426
		BUILDING MATERIALS - 0.4%
	4,160	Masco Corp.	57,907

		COAL - 0.9%
	1,660	Arch Coal, Inc.	59,826
	816	Peabody Energy Corp.	58,719
			118,545
		COMMERCIAL SERVICES - 0.4%
	3,556	Hertz Global Holdings, Inc. *	55,580

		ELECTRONICS - 0.4%
	2,706	Jabil Circuit, Inc.	55,284

		FOOD - 0.4%
	2,926	Tyson Foods, Inc.	56,150

		HEALTHCARE-PRODUCTS - 0.4%
	7,948	Boston Scientific Corp. *	57,146

		LODGING - 0.4%
	1,046	Starwood Hotels & Resorts Worldwide, Inc.	60,794

		MACHINERY-DIVERSIFIED - 0.4%
	1,230	CNH Global NV *	59,717

		OIL & GAS - 0.8%
	1,750	Chesapeake Energy Corp.	58,660
	1,572	Forest Oil Corp. *	59,469
			118,129
		PIPELINES - 0.4%
	3,278	El Paso Corp.	59,004

		REITS - 0.8%
	798	SL Green Realty Corp.	60,010
	2,370	Weyerhaeuser Co.	58,302
			118,312

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2011

	Shares		Value
		RETAIL - 0.8%
	1,838	Dollar General Corp. *	$ 57,621
	2,498	Macy's, Inc.	60,601
			118,222
		TELECOMMUNICATIONS - 1.6%
	1,430	Crown Castle International Corp. *	60,846
	7,100	Frontier Communications Corp.	58,362
	8,510	Qwest Communications International, Inc.	58,123
	12,106	Sprint Nextel Corp. *	56,172
			233,503

		TOTAL COMMON STOCK (Cost - $1,453,100)	1,458,571

		MUTUAL FUNDS - 70.9%
		DEBT FUNDS - 70.9%
	136,158	BlackRock GNMA Portfolio - Institutional Class	1,375,196
	155,427	Dreyfus High Yield Fund - Class I	1,052,243
	105,981	ING Senior Income Fund - Class A	1,411,672
	115,254	John Hancock Bond Fund - Class I	1,801,413
	114,692	Pioneer Global High Yield Fund - Class Z	1,282,253
	592,975	Prudential High Yield Fund, Inc. - Class Z	3,326,592
		TOTAL MUTUAL FUNDS (Cost - $10,072,509)	10,249,369

		SHORT-TERM INVESTMENTS - 29.2%
		MONEY MARKET FUNDS - 29.2%
	846,589	Dreyfus Government Cash
		Management - Institutional Class, 0.01% +	846,589
	846,589	Fidelity Institutional Government
		Portfolio - Class I, 0.01% +	846,589
	846,589	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.04% +	846,589
	846,588	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.02% +	846,588
	838,920	Milestone Treasury Obligations
		Portfolio - Institutional Class, 0.01% +	838,920
		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,225,275)	4,225,275

		TOTAL INVESTMENTS - 110.2% (Cost - $15,750,884) (a)	$ 15,933,215
		LIABILITIES LESS OTHER ASSETS - (10.2) %	(1,471,735)
		NET ASSETS - 100.0%	$ 14,461,480

*	Non-income producing securities
+	Reflects 7-day effective yield at March 31, 2011.

(a) Represents cost for financial reporting purpose and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:
		Unrealized appreciation	$ 243,121
		Unrealized depreciation	(60,790)
		Net unrealized appreciation	$ 182,331

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,458,571	$ -	$ -	$ 1,458,571
Money Market Funds	-	4,225,275	-	4,225,275
Mutual Funds	10,249,369	-	-	10,249,369
Total	$ 11,707,940	$ 4,225,275	$ -	$ 15,933,215

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Changing Parameters Portfolio

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

5/12/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

5/12/11

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

5/12/11